Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues:
Total revenues	$ 4,292,622	$ 4,577,813
Cost of revenues:
Total cost of revenues	(2,022,752)	(2,395,481)
Gross profit	2,269,870	2,182,332
Selling and marketing expenses	(70,371)	(101,840)
General and administrative expenses	(1,351,906)	(891,267)
Income from operations	847,593	1,189,225
Other income, net	5,299	28,414
Income before income taxes	852,892	1,217,639
Income tax expenses	(126,958)	(179,813)
Net income	725,934	1,037,826
Net income attributable to Idea Tech Holding Limited’s shareholders	725,934	1,037,826
Other comprehensive income
Foreign currency translation adjustment, net of nil tax	(9,064)	2,742
Total other comprehensive income	(9,064)	2,742
Total comprehensive income	$ 716,870	$ 1,040,568
Weighted average shares used in calculating earnings per share
Basic and diluted (in Shares)	12,500,000	12,500,000
Diluted (in Shares) (in Shares)	12,500,000	12,500,000
Earnings per share
Basic and diluted (in Dollars per share)	$ 0.06	$ 0.08
Diluted (in Shares) (in Dollars per share)	$ 0.06	$ 0.08
Software and hardware products
Revenues:
Total revenues	$ 2,135,150	$ 2,664,915
Cost of revenues:
Total cost of revenues	(1,274,465)	(1,739,585)
Training courses
Revenues:
Total revenues	1,557,111	1,660,785
Cost of revenues:
Total cost of revenues	(506,035)	(530,041)
Other services
Revenues:
Total revenues	600,361	252,113
Cost of revenues:
Total cost of revenues	$ (242,252)	$ (125,855)